Persimmon Long/Short Fund
Persimmon Long/Short Fund
Investment Objective
The Persimmon Long/Short Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 26 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Persimmon Long/Short Fund	Persimmon Long/Short Fund Class A Shares	Persimmon Long/Short Fund Class C Shares	Persimmon Long/Short Fund Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering Price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	1.00%	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Persimmon Long/Short Fund		Persimmon Long/Short Fund Class A Shares	Persimmon Long/Short Fund Class C Shares	Persimmon Long/Short Fund Class I Shares
Management Fees		2.50%	2.50%	2.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.51%	0.51%	0.51%
Short Selling Dividend and Interest Expense		1.05%	1.05%	1.05%
Total Annual Fund Operating Expenses		4.31%	5.06%	4.06%
Fee Waiver	[2]	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver		4.29%	5.04%	4.04%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Funds adviser, Persimmon Capital Management, LP (the Adviser) has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31 , 201 4 so that the total annual operating expenses (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 3.24% of average daily net assets attributable to Class A shares, 3.99% of average daily net assets attributable to Class C shares and 2.99% of average daily net assets attributable to Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limi

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Persimmon Long/Short Fund (USD $)	1 Year	3 Years
Persimmon Long/Short Fund Class A Shares	909	1,739
Persimmon Long/Short Fund Class C Shares	604	1,515
Persimmon Long/Short Fund Class I Shares	406	1,233

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund seeks to meet its investment objective primarily by selecting a group of experienced long/short equity managers who will serve as sub-advisers (“Sub-Advisers”) to the Fund.  The Adviser believes that long/short equity can offer a number of advantages for investors relative to “Long-Only” equity investing and can be a complimentary piece of an investor’s overall investment portfolio.  The Adviser also believes that manager diversification is an important element of risk management, which is why the Fund invests in multiple Sub-Advisers to meet its investment objective.

The Adviser seeks to identify a combination of Sub-Advisers that will provide attractive diversification for the Fund across various long/short equity styles, market capitalizations, sectors and geography.  In selecting this combination of complementary Sub-Advisers, the Adviser will use its experienced team and background in selecting long/short equity managers through a careful and thorough due diligence process.  The Adviser will also seek to help the Fund meet its investment objective with a thoughtful portfolio construction process that evaluates multiple factors in allocating capital to the various Sub-Advisers including global macro risk factors, market fundamentals, and timeliness of the strategies of the various Sub-Advisers.  The Adviser will monitor the investment activities and businesses of the Sub-Advisers to confirm that the Fund has an overall balance of investments that the Adviser believes is appropriate, but the Adviser will not manage the day-to-day investments of the Sub-Advisers.  The Adviser will allocate 0-30% of the Fund’s net assets to each Sub-Adviser.  The Sub-Advisers will each manage their allocated portion of the Fund’s assets using a long/short strategy; however, they may pursue a variety of Long/Short Equity strategies including, but not limited to: Long/Short Equity – Generalist, Long-Short Equity – Sector Focused, Long-Short Equity - Global/International, Long/Short Equity – Tactical, and Long/Short Equity – Event-Driven.  These strategies may be managed with either a net long bias (net market exposure is generally positive) or a variable bias (net market exposure may be positive or negative).

As a part of its portfolio and risk management role, the Adviser may elect to directly invest up to 20% of the Fund’s net assets in an attempt to better control and target the overall Fund’s market exposure or exposure to specific securities including, but not limited to direct investments in equity and fixed income securities, exchange-traded funds (“ETFs”), options and futures.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and seeks a widely diversified portfolio across all market capitalizations and sectors.  Under normal market conditions, the Fund will invest at least 75% of its net assets in equity-related securities including common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies including ETFs, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).  In certain market environments, it may be advantageous for the Fund to invest in other non-equity security types of investments with up to 25% of the Fund’s net assets such as fixed income securities of any duration or credit quality (including, but not limited to, corporate debt, sovereign debt, exchange-traded notes, debt issued by the U.S. Government and its agencies, and high-yield bonds), currencies, forward currency contracts, futures, options and swaps.

The Fund may invest up to 25% of its net assets in foreign securities, of which 10% of the Fund’s net assets may be in foreign securities with issuers in emerging markets.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund’s net asset value and performance.

•

Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

•

Derivatives Risk:  Loss may result from the Fund’s investments in options and other derivative instruments. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the portfolio assets (if any) being hedged. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Investment Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices

•

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

Equity Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or Underlying Funds that invest in U.S. and/or foreign equity securities.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

ETN Risk:  ETNs are subject to credit risk and their value will be influenced by time to maturity, supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in interest rates, changes in the issuer’s credit rating, and economic, legal, or political events.

•

Fixed Income Risk:  The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund.  The credit quality of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments.  Convertible securities are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt securities and equity securities.  Your investment will decline in value if the value of the Fund's fixed income investments decrease.

•

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•

Foreign Investment Risk:  Foreign investing (including through ADRs, EDRs and GDRs) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes different or greater risks than those associated with foreign developed countries.

•

High Yield (Junk) Bond Risk:  Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

o

Defaulted Securities Risk:  Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

•

Issuer-Specific Risk:  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•

Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  In addition, the Adviser has not previously managed a mutual fund.

•

Management Risk:  The Adviser’s and Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser’s judgments about the potential performance of the Sub-Advisers may also prove incorrect and may not produce the desired results.

•

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Option Writing Risk:  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

•

Portfolio Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

•

Short Position Risk:  The Fund will incur a, potentially unlimited, loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.

•

Small and Medium Capitalization Risk:  The value of small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Sovereign Debt Risk:  The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

•

Underlying Funds Risk:  Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities.  Investment companies are subject to specific risks, depending on the nature of the fund.

•

U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.  The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.persimmonfunds.com or by calling 1-855-233-8300 .

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 17, 2012
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Dec 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 17, 2012
Prospectus Date	rr_ProspectusDate	Dec 17, 2012
Persimmon Long/Short Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Persimmon Long/Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Persimmon Long/Short Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 26 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	01-31-2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its investment objective primarily by selecting a group of experienced long/short equity managers who will serve as sub-advisers (“Sub-Advisers”) to the Fund.  The Adviser believes that long/short equity can offer a number of advantages for investors relative to “Long-Only” equity investing and can be a complimentary piece of an investor’s overall investment portfolio.  The Adviser also believes that manager diversification is an important element of risk management, which is why the Fund invests in multiple Sub-Advisers to meet its investment objective.

The Adviser seeks to identify a combination of Sub-Advisers that will provide attractive diversification for the Fund across various long/short equity styles, market capitalizations, sectors and geography.  In selecting this combination of complementary Sub-Advisers, the Adviser will use its experienced team and background in selecting long/short equity managers through a careful and thorough due diligence process.  The Adviser will also seek to help the Fund meet its investment objective with a thoughtful portfolio construction process that evaluates multiple factors in allocating capital to the various Sub-Advisers including global macro risk factors, market fundamentals, and timeliness of the strategies of the various Sub-Advisers.  The Adviser will monitor the investment activities and businesses of the Sub-Advisers to confirm that the Fund has an overall balance of investments that the Adviser believes is appropriate, but the Adviser will not manage the day-to-day investments of the Sub-Advisers.  The Adviser will allocate 0-30% of the Fund’s net assets to each Sub-Adviser.  The Sub-Advisers will each manage their allocated portion of the Fund’s assets using a long/short strategy; however, they may pursue a variety of Long/Short Equity strategies including, but not limited to: Long/Short Equity – Generalist, Long-Short Equity – Sector Focused, Long-Short Equity - Global/International, Long/Short Equity – Tactical, and Long/Short Equity – Event-Driven.  These strategies may be managed with either a net long bias (net market exposure is generally positive) or a variable bias (net market exposure may be positive or negative).

As a part of its portfolio and risk management role, the Adviser may elect to directly invest up to 20% of the Fund’s net assets in an attempt to better control and target the overall Fund’s market exposure or exposure to specific securities including, but not limited to direct investments in equity and fixed income securities, exchange-traded funds (“ETFs”), options and futures.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and seeks a widely diversified portfolio across all market capitalizations and sectors.  Under normal market conditions, the Fund will invest at least 75% of its net assets in equity-related securities including common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies including ETFs, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).  In certain market environments, it may be advantageous for the Fund to invest in other non-equity security types of investments with up to 25% of the Fund’s net assets such as fixed income securities of any duration or credit quality (including, but not limited to, corporate debt, sovereign debt, exchange-traded notes, debt issued by the U.S. Government and its agencies, and high-yield bonds), currencies, forward currency contracts, futures, options and swaps.

The Fund may invest up to 25% of its net assets in foreign securities, of which 10% of the Fund’s net assets may be in foreign securities with issuers in emerging markets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund will invest at least 75% of its net assets in equity-related securities including common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies including ETFs, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).  In certain market environments, it may be advantageous for the Fund to invest in other non-equity security types of investments with up to 25% of the Fund’s net assets such as fixed income securities of any duration or credit quality (including, but not limited to, corporate debt, sovereign debt, exchange-traded notes, debt issued by the U.S. Government and its agencies, and high-yield bonds), currencies, forward currency contracts, futures, options and swaps.

The Fund may invest up to 25% of its net assets in foreign securities, of which 10% of the Fund’s net assets may be in foreign securities with issuers in emerging markets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund’s net asset value and performance.

•

Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

•

Derivatives Risk:  Loss may result from the Fund’s investments in options and other derivative instruments. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the portfolio assets (if any) being hedged. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Investment Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices

•

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

Equity Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or Underlying Funds that invest in U.S. and/or foreign equity securities.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

ETN Risk:  ETNs are subject to credit risk and their value will be influenced by time to maturity, supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in interest rates, changes in the issuer’s credit rating, and economic, legal, or political events.

•

Fixed Income Risk:  The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund.  The credit quality of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments.  Convertible securities are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt securities and equity securities.  Your investment will decline in value if the value of the Fund's fixed income investments decrease.

•

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•

Foreign Investment Risk:  Foreign investing (including through ADRs, EDRs and GDRs) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes different or greater risks than those associated with foreign developed countries.

•

High Yield (Junk) Bond Risk:  Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

o

Defaulted Securities Risk:  Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

•

Issuer-Specific Risk:  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•

Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  In addition, the Adviser has not previously managed a mutual fund.

•

Management Risk:  The Adviser’s and Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser’s judgments about the potential performance of the Sub-Advisers may also prove incorrect and may not produce the desired results.

•

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Option Writing Risk:  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

•

Portfolio Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

•

Short Position Risk:  The Fund will incur a, potentially unlimited, loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.

•

Small and Medium Capitalization Risk:  The value of small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Sovereign Debt Risk:  The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

•

Underlying Funds Risk:  Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities.  Investment companies are subject to specific risks, depending on the nature of the fund.

•

U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.  The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.persimmonfunds.com or by calling 1-855-233-8300 .

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-233-8300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.persimmonfunds.com
Persimmon Long/Short Fund | Persimmon Long/Short Fund Class A Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSEAX
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.51%	[1]
Short Selling Dividend and Interest Expense	rr_Component2OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	4.31%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.29%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	909
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,739
Persimmon Long/Short Fund | Persimmon Long/Short Fund Class C Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSECX
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a % of amount redeemed if held less than 60 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.51%	[1]
Short Selling Dividend and Interest Expense	rr_Component2OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	5.06%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	5.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	604
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,515
Persimmon Long/Short Fund | Persimmon Long/Short Fund Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSEIX
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.51%	[1]
Short Selling Dividend and Interest Expense	rr_Component2OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	4.06%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	406
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,233

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Funds adviser, Persimmon Capital Management, LP (the Adviser) has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31 , 201 4 so that the total annual operating expenses (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 3.24% of average daily net assets attributable to Class A shares, 3.99% of average daily net assets attributable to Class C shares and 2.99% of average daily net assets attributable to Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limi